American Fidelity Assurance Company and American Fidelity Separate Account B (File No. 811-08187) hereby incorporate by reference the annual reports for the underlying funds below for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the Act). Filer/Entity:
American Funds Insurance Series
Fund/Portfolio Name: Washington Mutual Investors FundSM Fund/Portfolio Name: International Fund
File #:
811-03857
CIK #:
0000729528
Accession:
0000051931-23-000222
Date of Filing:
02/28/2023

Filer/Entity:
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
File #:
811-07044
CIK #:
0000890064
Accession:
0000890064-23-000001
Date of Filing:
02/10/2023

Filer/Entity:
BNY Mellon Stock Index Fund, Inc.
File #:
811-05719
CIK #:
0000846800
Accession:
0000846800-23-000001
Date of Filing:
02/10/2023

Filer/Entity:
BNY Mellon Variable Investment Fund
Fund/Portfolio Name: Opportunistic Small Cap Portfolio
File #:
811-05125
CIK #:
0000813383
Accession:
0000813383-23-000003
Date of Filing:
02/10/2023

Filer/Entity:
Vanguard Variable Insurance Fund
Fund/Portfolio Name: Balanced Portfolio
Fund/Portfolio Name: Capital Growth Portfolio
Fund/Portfolio Name: Mid-Cap Index Portfolio
Fund/Portfolio Name: Total Bond Market Index Portfolio
Fund/Portfolio Name: Total Stock Market
Index Portfolio with
underlying Equity Index Portfolio
File #:
811-05962
CIK #:
0000857490
Accession:
0001104659-23-027054
Date of Filing:
3/1/2023

These annual reports are for the period ended December 31, 2022 and have been transmitted to contract holders in accordance with Rule 30e-2 under the Act. Any questions regarding this filing may be directed to Courtney Keeling at (405) 416-8967.